Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.73741%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,918,338.52

Principal:
Principal Collections	$43,054,592.92
Prepayments in Full	$18,578,851.14
Liquidation Proceeds	$2,374.47
Recoveries	$0.00
Sub Total	$61,635,818.53
Collections	$69,554,157.05

Purchase Amounts:
Purchase Amounts Related to Principal	$271,970.94
Purchase Amounts Related to Interest	$1,302.10
Sub Total	$273,273.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$69,827,430.09

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$69,827,430.09
Servicing Fee	$1,620,498.32	$1,620,498.32	$0.00	$0.00	$68,206,931.77
Interest - Class A-1 Notes	$1,399,206.60	$1,399,206.60	$0.00	$0.00	$66,807,725.17
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$65,352,650.17
Interest - Class A-2b Notes	$1,630,380.68	$1,630,380.68	$0.00	$0.00	$63,722,269.49
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$60,945,744.49
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$60,559,897.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$60,559,897.82
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$60,319,056.32
Second Priority Principal Payment	$14,491,716.93	$14,491,716.93	$0.00	$0.00	$45,827,339.39
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,827,339.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,827,339.39
Regular Principal Payment	$280,566,405.17	$45,827,339.39	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$69,827,430.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,491,716.93
Regular Principal Payment					$45,827,339.39
Total					$60,319,056.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$60,319,056.32	$172.34	$1,399,206.60	$4.00	$61,718,262.92	$176.34
Class A-2a Notes	$0.00	$0.00	$1,455,075.00	$4.50	$1,455,075.00	$4.50
Class A-2b Notes	$0.00	$0.00	$1,630,380.68	$4.94	$1,630,380.68	$4.94
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$60,319,056.32	$32.74	$7,887,875.45	$4.28	$68,206,931.77	$37.02

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$295,058,122.10	0.8430232	$234,739,065.78	0.6706830
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,787,148,122.10	0.9701742	$1,726,829,065.78	0.9374293

Pool Information
Weighted Average APR	4.656%	4.657%
Weighted Average Remaining Term	56.18	55.41
Number of Receivables Outstanding	52,742	51,754
Pool Balance	$1,944,597,982.35	$1,882,562,922.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,792,591,909.06	$1,735,826,405.17
Pool Factor	0.9725525	0.9415269

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$146,736,517.51
Targeted Overcollateralization Amount	$183,578,493.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$155,733,856.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$127,270.20
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$127,270.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0785%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0798%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		102	$127,705.45
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$127,705.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0064%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,252.01
Average Net Loss for Receivables that have experienced a Realized Loss			$1,252.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	205	$8,592,895.86
61-90 Days Delinquent	0.05%	18	$986,971.07
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	223	$9,579,866.93

Repossession Inventory:
Repossessed in the Current Collection Period		7	$323,344.15
Total Repossessed Inventory		7	$323,344.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0348%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0524%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$5,490,658.88
2 Months Extended	107	$5,268,100.60
3+ Months Extended	19	$851,672.62

Total Receivables Extended	240	$11,610,432.10
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer